ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	January 31, 2023	January 31, 2022
	$	$
Accounts payable	1,842,089	1,402,546
Accrued liabilities	450,485	428,414
EFF settlement accrual (Note 20)	612,500	612,500
Interest payable	16,352	65,409
	2,921,426	2,508,869

January 31, 2021
$
Accounts payable	1,382,519
Accrued liabilities	1,183,259
Interest payable	115,218
2,680,996